Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Risk management asset, gross	$ 38	$ 71
Risk management asset, amount offset	(18)	(40)
Net risk management asset	20	31
Risk management liabilities, gross	31	59
Risk management liabilities, amount offset	(18)	(40)
Net risk management liabilities	13	19
Risk management net, gross	7	12
Risk management net, amount offset	0	0
Risk management net	$ 7	$ 12